Interim Condensed Consolidated Statements of Changes In Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 5	$ 1,241	$ (4)	$ 1,649	$ 2,891	$ 160	$ 3,051
Balance, shares at Dec. 31, 2023	9,000
Dividends declared to the former shareholders				(1,594)	(1,594)		(1,594)
Foreign currency translation adjustment			(168)		(168)	(6)	(168)
Net income for the period				1,594	1,594	82	1,676
Balance at Jun. 30, 2024	$ 5	1,241	(172)	1,649	2,723	236	2,959
Balance, shares at Jun. 30, 2024	9,000
Balance at Dec. 31, 2024	$ 5	7,183	(127)	1,814	8,875		8,875
Balance, shares at Dec. 31, 2024	9,875
Foreign currency translation adjustment			975		975		975
Issuance of new shares	$ 3	1,070			1,073		1,073
Issuance of new shares, shares	6,295
Net income for the period				243	243		243
Balance at Jun. 30, 2025	$ 8	$ 8,253	$ 848	$ 2,057	$ 11,166		$ 11,166
Balance, shares at Jun. 30, 2025	16,170